Note 39 (Tables)	6 Months Ended
Jun. 30, 2024
Depreciation and amortisation expense [abstract]
Depreciation and amortization [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Depreciation and amortization (Millions of Euros)
	June 2024	June 2023
Tangible assets	483	415
For own use	308	261
Right-of-use assets	173	152
Investment properties and other	2	2
Intangible assets	276	261
Total	759	676